Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2024	Oct. 31, 2023
Deposits from personal, business and government, and banks by geography [member]
Disclosure of financial assets [line items]
Demand deposits	$ 585	$ 511
Insurance contracts measured using GMM and VFA [member]
Disclosure of financial assets [line items]
Insurance segregated fund contract liabilities	$ 8	$ 7